LEASES (Tables)	12 Months Ended
Dec. 31, 2024
LEASES
Schedule of operating leases

	As of December 31,
	2023	2024	2024
	VND million	VND million	USD
Operating lease
Right-of-use assets – Operating lease	7,081,509	5,042,347	207,205,548
Total operating lease liabilities	6,854,700	5,485,846	225,430,286
In which:
Current portion of operating lease liabilities	1,524,356	1,486,822	61,098,090
Non-current operating lease liabilities	5,330,344	3,999,024	164,332,196
In which:
Lease liabilities from related parties (*)	1,098,369	524,032	21,534,087
Lease liabilities from third parties	5,756,331	4,961,814	203,896,199
(*)	Detail of balance of lease liabilities from related parties are as follows:

	As of December 31,
	2023	2024	2024
	VND million	VND million	USD
Vinhomes JSC	36,133	48,750	2,003,287
VHIZ JSC	480,290	—	—
VHIZ Hai Phong JSC	—	399,513	16,417,219
Vincom Retail JSC	251,927	10,762	442,244
Vincom Retail Operation LLC	310,162	21,297	875,159
Others	19,857	43,710	1,796,178
TOTAL	1,098,369	524,032	21,534,087

Schedule of components of lease expense, other information and supplemental cash flow information related to operating leases

The components of lease expense are as follows:

	For the year ended December 31,
	2022	2023	2024	2024
	VND million	VND million	VND million	USD
Operating lease expense	757,710	1,729,244	1,905,922	78,320,197

Other information related to operating leases where the Group is the lessee is as follows:

	As of December 31,
	2023	2024
Weighted-average remaining lease term: (months)
Operating lease	76	66
Weighted-average discount rate:
Operating leases	11.26%	10.71%

Supplemental cash flow information related to operating leases where the Group is the lessee was as follows:

	For the year ended December 31,
	2022	2023	2024	2024
	VND million	VND million	VND million	USD
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	638,235	1,549,627	1,385,185	56,921,512

Schedule of maturities of operating lease liabilities

	As of December 31,
	2023	2024	2024
	VND million	VND million	USD
Less than 1 year	1,611,095	1,639,537	67,373,618
From 1 to 2 years	1,829,025	1,513,802	62,206,780
From 2 to 3 years	1,700,901	1,385,638	56,940,127
From 3 to 4 years	1,513,648	819,732	33,685,309
From 4 to 5 years	949,310	514,174	21,128,991
Thereafter	2,711,213	1,782,592	73,252,188
TOTAL	10,315,192	7,655,475	314,587,013
Less: Imputed interest	3,460,492	2,169,629	89,156,727
Present value of lease obligations	6,854,700	5,485,846	225,430,286
Less: Current portion	1,524,356	1,486,822	61,098,090
Non-current portion of lease obligations	5,330,344	3,999,024	164,332,196

Schedule of maturities of operating lease and sales-type lease receivables from customers

	Sale-type lease			Operating lease
	As of December 31,			As of December 31,
	2023	2024	2024	2023	2024	2024
	VND million	VND million	USD	VND million	VND million	USD
Less than 1 year	107,553	199,350	8,191,905	165,767	512,432	21,057,407
From 1 to 2 years	107,553	199,350	8,191,905	165,767	507,346	20,848,408
From 2 to 3 years	107,553	199,350	8,191,905	165,767	492,241	20,227,697
From 3 to 4 years	107,553	199,350	8,191,905	165,767	469,014	19,273,228
From 4 to 5 years	107,553	199,350	8,191,905	165,767	453,054	18,617,382
Thereafter	322,353	442,176	18,170,372	653,545	1,270,215	52,197,041
TOTAL	860,118	1,438,926	59,129,897	1,482,380	3,704,302	152,221,163

Schedule of lease receivables relating to sales-type leases

	As of December 31,
	2023	2024	2024
	VND million	VND million	USD
Gross lease receivables	904,418	1,642,125	67,479,967
Received cash	(53,765)	(203,199)	(8,350,072)
Unearned interest income	(142,436)	(279,473)	(11,484,405)
Net investment in sales-type leases	708,217	1,159,453	47,645,490
Reported as:
Current net investment in sales-type lease	87,552	134,713	5,535,772
Non-current net investment in sales-type lease	620,665	1,024,740	42,109,719
Net investment in sales-type leases	708,217	1,159,453	47,645,490

Schedule of lease income in operating lease

	For the year ended December 31,
	2022	2023	2024	2024
	VND million	VND million	VND million	USD
Lease income relating to lease payments	26,387	233,817	341,296	14,024,902
Lease income relating to variable lease payments not included in the measurement of the lease receivable	14,065	67,272	41,617	1,710,171